NET REVENUES (Details)	9 Months Ended			12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
NET REVENUES
Net revenues	$ 75,320,704	¥ 490,059,099	¥ 435,436,426	¥ 472,385,716	¥ 417,139,969
Testing service
NET REVENUES
Net revenues		453,225,035		430,056,696	384,799,721
Online education services
NET REVENUES
Net revenues		6,552,599		7,462,036	4,896,879
Other revenue
NET REVENUES
Net revenues		¥ 30,281,465		¥ 34,866,984	¥ 27,443,369